Filed with the Securities and Exchange Commission on February 20, 1998

Registration Nos.: 33-43446
	               811-6444
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933               X

	Pre-Effective Amendment No. ___
Post-Effective Amendment No.      17           X

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940        X

	Amendment No.        17         X

SMITH BARNEY INVESTMENT TRUST

(Exact name of Registrant as specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices) (Zip Code)

Christina T. Sydor
Secretary

Smith Barney Investment Trust
388 Greenwich Street
New York, New York  10013
(212) 816-6474
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective

It is proposed that this filing will become effective:

			X	immediately upon filing pursuant to Rule 485(b)
				on pursuant to Rule 485(b)
				60 days after filing pursuant to Rule 485(a) on __________ pursuant to Rule 485(a)

Registrant previously registered an indefinite number of its shares pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Registrants Rule 24f-2 Notice for the fiscal year ended November 30, 1997 was filed on
 February 17, 1998 as Accession No.0000091155-98-000090.


CONTENTS OF REGISTRATION STATEMENT

Front Cover

Contents Page

Cross Reference Sheet


Part A:
PROSPECTUS


Part B:
STATEMENT OF ADDITIONAL INFORMATION


Part C:	Other Information

SMITH BARNEY INVESTMENT TRUST

FORM N-1A

CROSS-REFERENCE SHEET
PURSUANT TO RULE 495(b)


Part A Item No.

Prospectus Caption

1.  Cover Page

Cover Page

2.  Synopsis

Prospectus Summary

3.  Financial Highlights

Financial Highlights

4.  General Description of
Registrant

Cover Page; Prospectus Summary;
Investment Objective and Management Policies;
Additional Information


5.  Management of the Fund

Management of the Trust and the
Fund; Distributor; Additional
Information; Annual Report


6.  Capital Stock and Other
Securities

Investment Objective and
Management Policies; Dividends,
Distributions and Taxes;
Additional Information


7.  Purchase of Securities Being
Offered

Purchase of Shares; Valuation of
Shares; Exchange Privilege;
Redemption of Shares; Minimum
Account Size; Distributor;
Additional Information


8.  Redemption or Repurchase

Purchase of Shares; Redemption of
Shares; Exchange Privilege


9.  Pending Legal Proceedings

Not applicable


Part B Item No.
Statement of Additional
Information Caption


10.  Cover Page

Cover Page

11.  Table of Contents

Table of Contents

12.  General Information and
History

Distributor; Additional
Information

13.  Investment Objective and
Policies

Investment Objectives and
Management Policies

14.  Management of the Fund

Management of the Trust and the
Funds; Distributor

15.  Control Persons and Principal
Holders of Securities

Management of the Trust and the
Funds

16.  Investment Advisory and Other
Services

Management of the Trust and the
Funds; Distributor

17.  Brokerage Allocation and Other
Services

Investment Objectives and
Management Policies; Distributor

18.  Capital Stock and Other
Securities

Investment Objectives and
Management Policies; Purchase of
Shares; Redemption of Shares;
Taxes


19.  Purchase, Redemption and
Pricing of Securities Being Offered

Purchase of Shares; Redemption of
Shares; Valuation of Shares;
Distributor; Exchange Privilege

20.  Tax Status

Taxes

21.  Underwriters

Distributor

22.  Calculation of Performance
Data

Performance Data

23.  Financial Statements

Financial Statements


     PART A

PROSPECTUS

The prospectus dated July 14, 1997 for Smith Barney Large Capitalization Growth Fund filed with Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A, is incorporated herein by reference.


THE FUND'S EXPENSES. The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for the fiscal year ended November 30, 1997.

   	Class A	Class B	Class C	Class Y
Shareholder Transaction Expenses
Maximum sales charge imposed on
purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Redemption Fee or CDSC (as a
percentage of original cost or redemption
proceeds, whichever is lower)	None*	5.00%	1.00%	None

Annual Fund Operating Expenses
(as a percentage of average net assets)
Management fees	0.75%	0.75%	0.75%	0.75%
12b-1 Fees**	0.25	1.00	1.00	None
Other Expenses***	0.15	0.15	0.15	0.07

Total Fund Operating Expenses	1.15%	1.90%	1.90%	0.82%


*Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
**Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
***"Other Expenses" have been estimated based on expenses the Fund expects to incur during its fiscal year ended November 30, 1997.

Example
	The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "
Redemption of Shares" and "Management of the Trust and Fund."


		1 Year	3 Years
An investor would pay the following expenses on
a $1,000 investment, assuming (1) 5.00% annual
return and (2) redemption at the end of each
period:
	Class A	.......		$61		$85
	Class B	.......		  69		  90
	Class C	.......		  29		  60
	Class Y 	............................................................
	       8		 26
An investor would pay the following expenses on
the same investment, assuming the same
annual return and no redemption:
	Class A	.............	$61		$85
	Class B	.............	  19		  60
	Class C	.............	  19		  60
	Class Y	.............	    8		  26
___________________________________________________________________

PART B
STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information dated March 25, 1997, as amended July 14, 1997, filed with Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A, is incorporated herein by reference.


PART  C
3































OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)  Financial Statements




	The Registrants Annual report for the fiscal year ended November 30, 1997 was filed on January 30, 1998 as Accession Number 91155-98-000062.

	Included in Part C:

	Consent of Independent Accountants is filed herewith.


(b)	Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A (the Registration Statement") as filed with the Securities and Exchange Commission ("SEC") on October 21,
1991 (File Nos. 33-43446 and 811-6444).

	(1)(a) Registrants Master Trust Agreement dated October 17, 1991 and Amendments to the Master Trust Agreement dated November 21, 1991 and July 30, 1993, respectively, are incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed on January 28, 1994 (Post-Effective Amendment No. 4").

	(b) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to a Registration Statement filed on Form N-14 on January 6, 1995 (the N-14").

	(c) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on August 29, 1995 ("Post-Effective Amendment No. 9").

	(2) Registrants By-Laws are incorporated by reference to the Registration Statement.

	(3)  Not Applicable.

	(4) (a) Registrants form of stock certificate for Smith Barney
S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment
No.
16 to the Registration Statement filed on December 29, 1997.

   	(4) (b) Registrants form of stock certificate for Smith Barney Large Capitalization Growth Fund is filed herewith.

	(5)(a) Investment Advisory Agreement between the Registrant and Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on December 1, 1993 ("Post-Effective Amendment No. 3").

	(b) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund, Greenwich Street Advisors and Mutual
Management Corp. is incorporated by reference to the N-14.

	(c) Form of Transfer of Investment Advisory Agreement for Smith Barney Limited Maturity Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Limited Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed on January 27, 1995 (Post-Effective Amendment No. 6").

	(d) Form of Investment Advisory Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and Travelers Investment Management Company dated December 11, 1997 is incorporated by reference to Post Effective Amendment No. 15 to the Registration Statement filed on December 12, 1997.

   	(e) Form of Investment Advisory Agreement between the Registrant on behalf of Smith Barney Large Capitalization Growth Fund and Mutual Management
 Corp. (f/k/a Smith Barney Mutual Funds Management Inc.) is filed herewith.


	(6)(a) Distribution Agreement between Registrant and Smith Barney Shearson Inc. dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 3.

	(b) Form of Distribution Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

	(7)  Not Applicable.

	(8) Form of Custody Agreement with PNC Bank, National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(9)(a) Administration Agreement between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith, Barney Advisers, Inc. (SBA") is incorporated by reference to the N-14.

	(b) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and SBA is incorporated by reference to Post-Effective Amendment No. 6.

	(c) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and Mutual Management Corp. is incorporated by reference to Post Effective Amendment No. 15.


	(d) Transfer Agency Agreement with First Data Investor Services Group, Inc.(formerly known as "The Shareholder Services Group Inc.")
is incorporated by reference to Post-Effective Amendment No. 3.

	(e) Form of Sub-Transfer Agency Agreement between the Registrant on behalf of Smith Barney S&P 500 Index Fund and PFS Shareholder Services is
 incorporated by reference to Post-Effective Amendment No. 10.

	(10) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on December 6, 1991.

	(11)   Consent of Independent Accountants is filed herewith.


	(12)  Not Applicable.

	(13) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(14)  Not Applicable.

	(15)(a) Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(b) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

	(c) Form of Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index Fund is incorporated by reference to Post Effective Amendment No. 15.

   	(d) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney
Large Capitalization Growth Fund is filed herewith.

	(16) Performance Data is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement as filed on April 1, 1993.


	(17)  Financial Data Schedule is filed herewith.


	(18) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment No. 10.

Item 25.	Persons Controlled by or under Common Control with Registrant

		None


Item 26.	Number of Holders of Securities

		(1)				(2)
	Title of Class
	Beneficial Interest par value	Number of Record Holders
	$0.001 per share		as of February 3, 1998


	Intermediate Maturity California 	Class A  466
	Municipals Fund			Class C    77
						Class Y      3

	Intermediate Maturity New York		Class A 1,113
	Municipals Fund			Class C      63


	Smith Barney S&P 500			Class A       147
	Index Fund				Class D	          1

	Large Capitalization Growth Fund 	Class A	     7,921
						Class B    16,618
						Class C      3,216
						Class Y             7

Item 27.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 28(a).	Business and Other Connections of Investment Adviser

Investment Adviser and Administrator - Mutual Management Corp (f/k/a as- Smith Barney Mutual Funds Management Inc.), formerly known as Smith, Barney Advisers, Inc., was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings
Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the
"Advisers Act") and has, through its predecessors, been in the investment counseling business since 1934

The list required by this Item 28 of the officer and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).






Item 29.	Principal Underwriters

Consulting Group Capital Markets Funds; Global Horizons Investment Series (Cayman Islands); Greenwich Street California Municipal Fund Inc.; Greenwich Street Municipal Fund Inc.; Greenwich Street Series Fund; High Income Opportunity Fund Inc.; The Italy Fund Inc.; Managed High Income Portfolio Inc.; Managed Municipals Portfolio II Inc.; Managed Municipals Portfolio Inc.; Municipal High Income Fund Inc.; Puerto Rico Daily Liquidity Fund Inc.; Smith Barney Adjustable Rate Government Income Fund; Smith Barney Aggressive Growth Fund Inc.; Smith Barney Appreciation Fund Inc.; Smith Barney Arizona Municipals Fund Inc.; Smith Barney California Municipals Fund Inc.; Smith Barney Concert Allocation Series Inc.; Smith Barney Small Cap Blend Fund, Inc.; Smith Barney Equity Funds; Smith Barney Fundamental Value Fund Inc.; Smith Barney Funds, Inc.; Smith Barney Income Funds; Smith Barney Income Trust; Smith Barney Institutional Cash Management Fund, Inc.; Smith Barney Intermediate Municipal Fund, Inc.; Smith Barney Investment Funds Inc.; Smith Barney Investment Trust; Smith Barney Managed Governments Fund Inc.; Smith Barney Managed Municipals Fund Inc.; Smith Barney Massachusetts Municipals Fund; Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Municipal Fund, Inc.; Smith Barney Municipal Money Market Fund, Inc.; Smith Barney Natural Resources Fund Inc.; Smith Barney New Jersey Municipals Fund Inc.; Smith Barney Oregon Municipals Fund Inc.; Smith Barney Principal Return Fund; Smith Barney Telecommunications Trust; Smith Barney Variable Account Funds; Smith Barney World Funds, Inc.; Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles); Travelers Series Fund Inc.; The USA High Yield Fund N.V.; Worldwide Securities Limited (Bermuda); Zenix Income Fund Inc. and various series of unit investment trusts.
Smith Barney is wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly known as Smith Barney Holdings Inc.)
The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30.	Location of Accounts and Records

	(1)	Smith Barney Investment Trust
		388 Greenwich Street
		New York, New York  10013

	(2)	Mutual Management Corp.(f/k/a Smith Barney Mutual Funds Management
Inc.)
		388 Greenwich Street
		New York, New York  10013
		(Records relating to its function as investment adviser to certain of the Funds and administrator to all of the Funds)

	(3)	PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, PA  19103
		(Records relating to its function as custodian)

	(4)	First Data Investor Services Group, Inc.
		One Exchange Place
		Boston, Massachusetts 02109
		(Records relating to its function as Transfer Agent and Dividend
		Paying Agent)

Item 31.	Management Services

		Not Applicable

Item 32.	Undertakings

	(a)    	The Registrant hereby undertakes to furnish to each person
to whom a prospectus of the Registrant is delivered, a copy of the Registrant's latest annual report, upon request and without charge.


485 (b) Certification
	The Registrant hereby certifies that it meets all requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended.


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, SMITH BARNEY INVESTMENT TRUST, has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, in the State of
New York on the     20 th day of February, 1998.

								SMITH BARNEY
								INVESTMENT TRUST

								/s/Heath B. McLendon
								Heath B. McLendon, Chief
								Executive Officer

	Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title				Date
/s/Heath B. McLendon		Chairman of the Board		2/20/98
Heath B. McLendon		(Chief Executive Officer)




/s/Lewis E. Daidone	Treasurer	2/20/98
Lewis E. Daidone	(Chief Financial and
				Accounting Officer)
/s/Herbert Barg*	Trustee	2/20/98
Herbert Barg


/s/Alfred J. Bianchetti*	Trustee	2/20/98
Alfred J. Bianchetti


/s/Martin Brody*	Trustee	2/20/98
Martin Brody


/s/Dwight B. Crane*	Trustee	2/20/98
Dwight B. Crane


/s/Burt N. Dorsett*	Trustee	2/20/98
Burt N. Dorsett


/s/Elliot S. Jaffe*	Trustee	2/20/98
Elliot S. Jaffe


/s/Stephen E. Kaufman*	Trustee	2/20/98
Stephen E. Kaufman


/s/Joseph J. McCann*	Trustee	2/20/98
Joseph J. McCann


/s/Cornelius C. Rose, Jr.*	Trustee	2/20/98
Cornelius C. Rose, Jr.


_________________________________________________________________________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 27, 1995.

/s/ Heath B. McLendon
Heath B. McLendon



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